Consolidated balance sheet - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and balances at central banks	£ 104,262	£ 144,832
Trading assets	45,551	45,577
Derivatives	78,904	99,545
Settlement balances	7,231	2,572
Loans to banks - amortised cost	6,914	7,139
Loans to customers - amortised cost	381,433	366,340
Securities subject to repurchase agreements	8,764	2,901
Other financial assets excluding securities subject to repurchase agreements	42,338	27,994
Other financial assets	51,102	30,895
Intangible assets	7,614	7,116
Other assets	8,760	9,176
Assets of disposal groups	902	6,861
Total assets	692,673	720,053
Liabilities
Bank deposits	22,190	20,441
Customer deposits	431,377	450,318
Settlement balances	6,645	2,012
Trading liabilities	53,636	52,808
Derivatives	72,395	94,047
Other financial liabilities	55,089	49,107
Subordinated liabilities	5,714	6,260
Notes in circulation	3,237	3,218
Other liabilities	5,202	5,346
Total liabilities	655,485	683,557
Equity
Ordinary shareholders' interests	33,267	32,598
Other owners' interests	3,890	3,890
Owners' equity	37,157	36,488
Non-controlling interests	31	8
Total equity	37,188	36,496
Total liabilities and equity	£ 692,673	£ 720,053